Schedule of changes in accumulated other comprehensive loss (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)
Actuarial loss on defined benefit plan:
Actuarial loss on obligation		₨ (3,061)		₨ (6,449)		₨ (10,508)
Income tax expense				443		(205)
Total	$ (35)	(3,061)	[1]	(6,006)	[1]	(10,713)	[1]
Foreign currency translation:
Foreign currency translation differences		202,414		(15,027)		1,245
Balance at the end of year		₨ 199,353		₨ (21,033)		₨ (9,468)

[1]	Refer to Note 31 for the movement during the year.